Prepaid expenses and other (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid expenses and other
The schedule of prepaid expenses and other current assets

	At December 31,	At December 31,
	2018	2017
Gold bullion	$27.8	$14.6
Inventory	—	7.1
Prepaid expenses	5.4	17.0
Debt issue costs	0.1	0.7
	$33.3	$39.4